Goodwill - Schedule of Goodwill (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Schedule of Goodwill [Abstract]
Goodwill on acquisition of Hand in Hand	$ 2,042,611
Total	2,042,611
Less: impairment
Goodwill	$ 2,042,611